Property and Equipment, Net (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
	Oct. 31, 2023	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation and amortization expense		$ 300	$ 200		$ 600	$ 400		$ 600	$ 500	$ 300
Impairment charges on tangible assets	$ 1,700	$ 0		$ 0	$ 0		$ 0